Others - Financial instruments, schedule of significant financial assets and liabilities denominated in foreign currencies (Details) € in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 TWD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 JPY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 JPY (¥)
Financial instruments
Currency amount, assets	$ 166,752	$ 161,646
Currency amount, liabilities	10,314	10,406
Foreign exchange risk | NTD:USD
Financial instruments
Currency amount, assets	$ 1,265	$ 2,579	$ 41,085			$ 79,097
Exchange rate	0.0308	0.0326	0.0308	0.0308	0.0308	0.0326	0.0326	0.0326
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 13	$ 26
Foreign exchange risk | EUR:USD
Financial instruments
Currency amount, assets	184	735		€ 172			€ 664
Currency amount, liabilities	$ 205	$ 153		€ 192			€ 138
Exchange rate	1.0696	1.1064	1.0696	1.0696	1.0696	1.1064	1.1064	1.1064
Degree of variation, assets	1.00%	1.00%
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, assets	$ 2	$ 7
Effect on profit or loss, liabilities	2	2
Foreign exchange risk | JPY:USD
Financial instruments
Currency amount, assets	$ 2,681	$ 2,252			¥ 432,341			¥ 317,217
Exchange rate	0.0062	0.0071	0.0062	0.0062	0.0062	0.0071	0.0071	0.0071
Degree of variation, assets	1.00%	1.00%
Effect on profit or loss, assets	$ 27	$ 23
Foreign exchange risk | USD:JPY
Financial instruments
Currency amount, liabilities	$ 155	$ 168			¥ 24,936			¥ 23,754
Exchange rate	160.88	141.39	160.88	160.88	160.88	141.39	141.39	141.39
Degree of variation, liabilities	1.00%	1.00%
Effect on profit or loss, liabilities	$ 2	$ 2